ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial Information of VIE's (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Financial information of VIEs and subsidiaries/schools
Total assets	$ 160,876		¥ 1,020,799		¥ 1,049,717
Total liabilities	139,243		857,203		908,563
Net Revenue	81,529	¥ 531,980	583,909	¥ 531,508
Net income (loss)	$ (9,807)	(63,981)	(100,426)	44,940
Variable interest entities and subsidiaries of VIEs
Financial information of VIEs and subsidiaries/schools
Total assets			684,384		653,657
Total liabilities			647,775		¥ 665,374
Net Revenue		411,805	503,221	447,834
Net income (loss)		¥ (44,603)	¥ (45,739)	¥ 66,185